Premises and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 949,434	$ 991,068
Less - Accumulated depreciation and amortization	574,835	561,742
Subtotal	374,599	429,326
Construction in progress	25,862	12,843
Total premises and equipment, net	510,241	556,650
Land
Property, Plant and Equipment
Property, Plant and Equipment, Gross	109,780	114,481
Building
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 512,131	535,602
Building | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	50 years
Building | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 350,014	362,543
Equipment | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Equipment | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	2 years
Leasehold improvements
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 87,289	$ 92,923
Leasehold improvements | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvements | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	3 years